Property, Plant and Equipment - Summary of Weighted Average Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	3.50%	3.80%
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	8.40%	4.90%
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	9.10%	10.00%
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	12.00%	9.30%
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	32.00%	22.70%
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	8.90%	11.00%
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	26.40%	27.60%
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	13.90%	16.50%
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	0.20%	0.10%
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	2.90%	3.70%